Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 7 – Fair Value Measurements

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and unobservable inputs for fair value measurement of financial instruments:

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Level 1 – Observable outputs; values based on unadjusted quoted prices for identical assets or liabilities in an active market;
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Level 2 – Significant inputs that are observable; values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly;
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Level 3 – Significant unobservable inputs; values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following tables present, by level within the fair value hierarchy, the Plan’s investments at fair value:

	Fair Value measurements at December 31, 2025 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$391,048,609	$391,048,609	$—	$—
Money market funds	15,026,272	15,026,272	—	—
ADTRAN Holdings common stock fund	2,127,735	2,127,735	—	—
Brokerage Link	11,169,957	11,169,957	—	—
Total investments at fair value	419,372,573	419,372,573	—	—
Investments measured at net asset value (a)	6,823,061	—	—	—
Total investments at fair value	$426,195,634	$419,372,573	$—	$—

	Fair Value measurements at December 31, 2024 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$350,577,008	$350,577,008	$—	$—
Money market funds	18,335,666	18,335,666	—	—
ADTRAN Holdings common stock fund	2,067,054	2,067,054	—	—
Brokerage Link	9,784,651	9,784,651	—	—
Total investments at fair value	380,764,379	380,764,379	—	—
Investments measured at net asset value (a)	8,402,285	—	—	—
Total investments at fair value	$389,166,664	$380,764,379	$—	$—

(a)
In accordance with Subtopic 820-10, the commingled trust fund was measured at net asset value per share (or its equivalent) and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Investments held in Brokerage Link are valued at the fair value based on quoted market prices. Quoted market prices are based on the last reported sales price on the last business day of the Plan year as reported by the principal securities exchange on which the security is traded.

The commingled trust fund is valued at the NAV of the units of the collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the commingled trust fund less its liabilities. Plan level liquidations require notice to Fidelity and could result in the Plan’s investment being placed into an investment only account for up to 12 months. There are no unfunded commitments related to the commingled trust fund.

The ADTRAN Holdings common stock fund and the ADTRAN common stock fund reflect the combined fair value of ADTRAN Holdings, Inc. and ADTRAN, Inc. common stock and the short-term cash position. The fair value of ADTRAN Holdings, Inc. and ADTRAN, Inc. stock is based on the closing price as quoted on the NASDAQ Global Select Market. For more information on ADTRAN, Inc. becoming a wholly owned subsidiary of ADTRAN Holdings, Inc., see Note 1 of the Notes to the Financial Statements.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the valuation methodologies used at December 31, 2025 or 2024 to value the Plan’s assets at fair value.